CECL (Details 6) SFr in Millions	6 Months Ended
	Jun. 30, 2021 CHF (SFr) month day	Jun. 30, 2020 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 2,279	SFr 2,274	SFr 2,189	SFr 2,041	SFr 1,510
Interest income recognized	20	28
Amortized cost of non-accrual assets with no specific allowance	SFr 244	185
Number of days of default on interest or principal considered to assess credit worthiness (in months) | month	3
Period of anticipated repayment after which loan is written down to net book value (in days) | day	10
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount	90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,166	1,313		1,317	883
Interest income recognized	14	24
Amortized cost of non-accrual assets with no specific allowance	76	86
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	293	270		324	155
Interest income recognized	6	3
Amortized cost of non-accrual assets with no specific allowance	46	37
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	790	978		925	682
Interest income recognized	8	21
Amortized cost of non-accrual assets with no specific allowance	30	41
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	63	65		68	46
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	8
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	20	0		0	0
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,113	961		724	627
Interest income recognized	6	4
Amortized cost of non-accrual assets with no specific allowance	168	99
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	615	380		418	337
Interest income recognized	2	1
Amortized cost of non-accrual assets with no specific allowance	167	20
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	298	377		105	122
Interest income recognized	3	3
Amortized cost of non-accrual assets with no specific allowance	0	75
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	200	204		201	168
Interest income recognized	1	0
Amortized cost of non-accrual assets with no specific allowance	1	4
Bank
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	2,267	2,262		2,029	1,498
Interest income recognized	20	28
Amortized cost of non-accrual assets with no specific allowance	244	185
Bank | Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,154	1,301		1,305	871
Interest income recognized	14	24
Amortized cost of non-accrual assets with no specific allowance	76	86
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	293	270		324	155
Interest income recognized	6	3
Amortized cost of non-accrual assets with no specific allowance	46	37
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	778	966		913	670
Interest income recognized	8	21
Amortized cost of non-accrual assets with no specific allowance	30	41
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	63	65		68	46
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	8
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	20	0		0	0
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	0	0
Bank | Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,113	961		724	627
Interest income recognized	6	4
Amortized cost of non-accrual assets with no specific allowance	168	99
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	615	380		418	337
Interest income recognized	2	1
Amortized cost of non-accrual assets with no specific allowance	167	20
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	298	377		105	122
Interest income recognized	3	3
Amortized cost of non-accrual assets with no specific allowance	0	75
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	200	204		SFr 201	SFr 168
Interest income recognized	1	0
Amortized cost of non-accrual assets with no specific allowance	SFr 1	SFr 4